CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities:
Net Income	$ 1,240	$ 1,254	$ 1,210
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	271	317	321
Share-based compensation	111	125	110
Deferred taxes	(56)	8	14
Excess and obsolete inventory related charges	40	24	29
Net gain (loss) on equity securities	(41)	(67)	98
Asset impairment charges	277	0	2
Change in fair value of contingent consideration	1	(25)	(21)
Loss on extinguishment of debt	0	9	17
Net gain on Divestiture of Business	43	0	0
Other non-cash expense, net	6	11	3
Changes in assets and liabilities:
Accounts receivable, net	132	(321)	(128)
Inventory	(33)	(248)	(136)
Accounts payable	(171)	121	64
Employee compensation and benefits	(91)	(22)	112
Other assets and liabilities	47	(8)	(14)
Net cash provided by operating activities	1,772	1,312	1,485
Cash flows from investing activities:
Proceeds from the sale of property, plant and equipment	0	0	1
Payments to acquire property, plant and equipment	(298)	(291)	(188)
Proceeds from the sale of equity securities	5	22	12
Payments to acquire equity securities	(8)	(13)	(22)
Proceeds from convertible note	4	0	0
Payment in exchange for convertible note	(12)	(4)	(5)
Proceeds from Divestiture of Businesses	50	0	0
Acquisitions of businesses and intangible assets, net of cash acquired	(51)	(52)	(547)
Net cash used in investing activities	(310)	(338)	(749)
Cash flows from financing activities:
Proceeds from the issuance of common stock under employee stock plans	67	58	55
Payment of taxes related to net share settlement of equity awards	(54)	(67)	(76)
Payments for repurchase of common stock	(575)	(1,139)	(788)
Payment of dividends	(265)	(250)	(236)
Proceeds from Issuance of Long-Term Debt	0	600	848
Repayments of Long-Term Debt	0	609	417
Payments of debt issuance costs	0	0	(7)
Net proceeds from (Repayments of ) Short-Term Debt	(35)	35	(75)
Payment for Contingent Consideration	(68)	0	0
Net cash used in financing activities	(930)	(1,372)	(696)
Effect of exchange rate movements	5	(36)	3
Cash, cash equivalents and restricted cash at beginning of year	1,056	1,490	1,447
Net increase (decrease) in cash, cash equivalents and restricted cash	537	(434)	43
Cash, cash equivalents and restricted cash at end of year	1,593	1,056	1,490
Supplemental Cash Flow Information [Abstract]
Income Taxes Payments, Net of refunds received	199	279	211
Interest payments, net of capitalized interest	89	85	76
Net change in property, plant and equipment included in accounts payable and accrued liabilities-increase (decrease)	4	$ 26	$ 27
Resolution Bioscience, Inc.
Adjustments to reconcile net income to net cash provided by operating activities:
Net gain on Divestiture of Business	$ 43